Loans and line of credit	12 Months Ended
Dec. 31, 2020
Line of Credit Facility [Abstract]
Loans and line of credit

Share Subscription Facility with GEM LLC

On January 19, 2016 the Group closed a Share Subscription Facility (“the GEM Facility”) with GEM LLC, (Global Equity Markets, “GEM”), which is a CHF 60 million facility over 5 years and allows the Group to draw down funds at its option in exchange for WIHN class B shares. The mechanics of the deal allow for a drawdown essentially 18 times in a year, the amount being in a range related to the trading volume and price of the WIHN class B share trading on the Swiss SIX Stock Exchange. The drawdown amount is based on 90% of the average closing price of the last 15 trading days multiplied by 1,000% of the average volume of the last 15 trading days. GEM can then elect to purchase between 50% and 200% of this figure.

The instrument was assessed under ASC 815 as an equity instrument. The drawdowns were reflected as increases in Common Share Capital with an increase in the value of common stock issued and the difference between the nominal value of the shares and the funds received being recorded against Additional Paid-In Capital ("APIC").

In 2017, WISeKey made three drawdowns for a total of CHF 3,905,355 in exchange for a total of 825,000 WIHN class B shares issued out of authorized share capital.

There were no drawdowns made in 2018, 2019, nor in 2020.

Therefore, as at December 31, 2020 the outstanding facility available is CHF 56,094,645.

Standby Equity Distribution Agreement with YA II PN, Ltd.

On February 08, 2018 WISeKey entered into a Standby Equity Distribution Agreement (“SEDA”) with YA II PN, Ltd., a fund managed by Yorkville Advisors Global, LLC (“Yorkville”). Under the terms of the SEDA as amended, Yorkville has committed to provide WISeKey, upon a drawdown request by WISeKey, up to CHF 50,000,000 in equity financing originally over a period of three-year period ending March 01, 2021, now over a period of five years ending March 31, 2023 in line with the amendment signed by the parties on March 04, 2020. Provided that a sufficient number of class B shares is provided through share lending, WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the class B shares are issued out of authorized share capital) or purchase (if the class B shares are delivered out of treasury) class B shares worth up to CHF 5,000,000 by drawdown, subject to certain exceptions and limitations (including the exception that a drawdown request by WISeKey shall in no event cause the aggregate number of class B shares held by Yorkville to meet or exceed 4.99% of the total number of shares registered with the commercial register of the Canton of Zug). The purchase price will be 93% of the relevant market price at the time of the drawdown, determined by reference to a ten-day trading period following the draw down request by WISeKey.

The instrument was assessed under ASC 815 as an equity instrument. WISeKey paid a one-time commitment fee of CHF 500,000 (USD 524,231 at historical rate) on April 24, 2018 in 100,000 WIHN class B shares. In line with ASU 2015-15 the commitment fee was capitalized as deferred charges to be amortized over the original duration of the contract as a reduction of equity.

In 2018, WISeKey made 4 drawdowns for a total of CHF 1,749,992 (USD 1,755,378 at historical rate) in exchange for a total of 540,539 WIHN class B shares issued out of authorized share capital or treasury share capital.

In 2020, WISeKey made the following drawdowns:

-	On April 16, 2020 one drawdown for CHF 250,000 (USD 259,250 at historical rate) in exchange for 306,372 WIHN class B shares issued out of treasury share capital.

-	On May 15, 2020 one drawdown for CHF 249,433 (USD 256,417 at historical rate) in exchange for 343,572 WIHN class B shares issued out of treasury share capital.

-	On July 14, 2020 one drawdown for CHF 72,313 (USD 76,652 at historical rate) in exchange for 74,396 WIHN class B shares issued out of treasury share capital.

-	On July 16, 2020 one drawdown for CHF 62,500 (USD 66,250 at historical rate) in exchange for 61,035 WIHN class B shares issued out of treasury share capital.

-	On August 5, 2020 one drawdown for CHF 250,000 (USD 275,000 at historical rate) in exchange for 198,255 WIHN class B shares issued out of treasury share capital.

-	On September 9, 2020 one drawdown for CHF 250,000 (USD 275,000 at historical rate) in exchange for 182,215 WIHN class B shares issued out of treasury share capital.

The amortization charge for the capitalized fee recognized in APIC amounted to USD 184,134 for the year to December 31, 2020 and the remaining deferred charge balance was USD 30,188 which was all current.

As at December 31, 2020 the outstanding equity financing available was CHF 46,007,830.

Facility Agreement with YA II PN, Ltd.

On September 28, 2018 WISeKey entered into short-term Facility Agreement (the “Yorkville Loan”) with Yorkville to borrow USD 3,500,000 repayable by May 01, 2019 in monthly cash instalments starting in November 2018. The loan bears an interest rate of 4% per annum payable monthly in arrears. A fee of USD 140,000 and debt issuance costs of USD 20,000 paid at inception.

The debt instrument was assessed as a term debt. A discount of USD 160,000 was recorded at inception and will be amortized using the effective interest method over the life of the debt.

The remaining loan balance at December 31, 2018 was USD 2,717,773 including unamortized debt discount of USD 57,007.

The discount amortization expense recorded for the period to December 31, 2018 was USD 102,993.

In the period to December 31, 2018, WISeKey repaid USD 725,220 of the principal loan amount in cash.

On June 27, 2019, WISeKey entered into a Convertible Loan Agreement (the “Yorkville Convertible Loan”) with Yorkville to borrow USD 3,500,000 repayable by August 01, 2020 in monthly instalments starting in August 01, 2019 either in cash or in WIHN class B Shares. The loan bears an interest rate of 6% per annum payable monthly in arrears. Total fees of USD 160,000 were paid at inception.

The conversion option into WIHN Class B shares is exercisable at the election of Yorkville and may be exercised at each monthly repayment date, covering any amount outstanding, be it principal and/or accrued interests. The initial exercise price is set at CHF 3.00 per WIHN class B Share but may be adjusted as a result of specific events so as to prevent any dilutive effect. The events triggering anti-dilution adjustments are: (a) increase of capital by means of capitalization of reserves, profits or premiums by distribution of WIHN Shares, or division or consolidation of WIHN Shares, (b) issue of WIHN shares or other securities by way of conferring subscription or purchase rights, (c) spin-offs and capital distributions other than dividends, and (d) dividends.

At the date of inception of the Yorkville Convertible Loan, on June 27, 2019, an unpaid balance of USD 500,000 remained on the Yorkville Loan. There was no unamortized debt discount on the Yorkville Loan as it was amortized in accordance with the planned repayment schedule, i.e. by May 01, 2019.

In line with ASC 470-50, we compared the present value of the new debt (the Yorkville Convertible Loan) to the present value of the old debt (the Yorkville Loan) using the net method and concluded that the difference was below the 10% threshold. Therefore the Yorkville Convertible Loan was analyzed as a debt modification and accounted for under ASC 470-50-40-14.

In line with ASU 2014-16, the convertible note was assessed as a hybrid instrument, being a debt instrument with an equity-linked component (the conversion option). Per ASC 815-10, the embedded conversion option met the definition of a derivative and was accounted for separately, thereby creating a debt discount.

The derivative liability component (the conversion option) was fair valued using a binomial lattice model, building in quoted market prices of WIHN class B shares, and inputs such as time value of money, volatility, and risk-free interest rates. It was valued at inception at USD 257,435, and was allocated between current and noncurrent on a prorata temporis basis according to the monthly repayment schedule. The derivative component will be revalued at fair value at each reporting date in line with ASC 815-15-30-1.

On the date of the agreement, WISeKey signed an option agreement granting Yorkville the option to acquire up to 500,000 WIHN class B shares at an exercise price of CHF 3.00, exercisable between June 27, 2019 and June 27, 2022. In order to prevent any dilutive effect, the exercise price may be adjusted as a result of the same specific events listed above as adjustments to the conversion price of the principal amount. In line with ASC 470-20-25-2, the proceeds from the convertible debt with a detachable warrant was allocated to the two elements based on the relative fair values of the debt instrument net of the warrant and the embedded conversion separated out on the one side, and the warrant at time of issuance on the other side. The option agreement was assessed as an equity instrument and was fair valued at grant for an amount of USD 373,574 using the Black-Scholes model and the market price of WIHN class B shares on the date of grant, June 27, 2019, of CH 2.35. The fair value of the debt was calculated using the discounted cash flow method as USD 3,635,638. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of USD 326,126, and the credit entry was booked in APIC.

As a result of the above accounting entries, the total debt discount recorded at inception was USD 743,561, made up of USD 160,000 fees to Yorkville, USD 257,435 from the bifurcation of the embedded conversion option into derivative liabilities, and USD 326,126 from the recognition of the warrant agreement.

On March 04, 2020, WISeKey entered into the Second Yorkville Convertible Loan with Yorkville to borrow USD 4,000,000 repayable by April 30, 2021 in monthly instalments starting on March 30, 2020 either in cash or in WIHN class B Shares. The loan bears an interest rate of 6% per annum payable monthly in arrears. Total fees of USD 68,000 will be paid in monthly instalments over the life of the loan.

The conversion option into newly issued or existing WIHN Class B shares is exercisable at the election of Yorkville and may be exercised at any time until all amounts have been repaid in full, covering any amount outstanding, be it principal and/or accrued interests. The initial exercise price is set at CHF 3.00 per WIHN class B Share but may be adjusted as a result of specific events so as to prevent any dilution effect. The events triggering anti-dilution adjustments are: (a) increase of capital by means of capitalization of reserves, profits or premiums by distribution of WIHN Shares, or division or consolidation of WIHN Shares, (b) issue of WIHN shares or other securities by way of conferring subscription or purchase rights, (c) spin-offs and capital distributions other than dividends, and (d) dividends.

At the date of inception of the Second Yorkville Convertible Loan on March 04, 2020, an unpaid balance of USD 2,300,000 and an unamortized debt discount of USD 104,469 remained on the Yorkville Convertible Loan.

Per ASC 470-50, we compared the present value of the new debt (the Second Yorkville Convertible Loan) to the present value of the old debt (the Yorkville Convertible Loan) using the net method and concluded that the difference was below the 10% threshold. Therefore, the Second Yorkville Convertible Loan was analyzed as a debt modification and accounted for under ASC 470-50-40-14.

In line with ASU 2014-16, the convertible note was assessed as a hybrid instrument, being a debt instrument with an equity-linked component (the conversion option). Per ASC 815-10, the embedded conversion option met the definition of a derivative and was accounted for separately, thereby creating a debt discount.

The derivative liability component (the conversion option) was fair valued using a binomial lattice model, building in quoted market prices of WIHN class B shares, and inputs such as time value of money, volatility, and risk-free interest rates. It was valued at inception at USD nil. The derivative component will be revalued at fair value at each reporting date in line with ASC 815-15-30-1 and will be allocated between current and noncurrent on a prorata temporis basis according to the monthly repayment schedule (see Note 6).

In 2020, WISeKey’s repayments amounted to a total of USD 2,307,021. As at December 31, 2020, the principal amount outstanding was USD 1,692,979 with an unamortized debt discount of USD 82,560, and the derivative component measured at fair value at the reporting date at USD nil. No conversion rights were exercised in 2020.

For the year ended December 31, 2020, WISeKey recorded in the income statement a net loss on derivative of USD 43,655 and a debt discount amortization expense of USD 280,736.

Convertible Loan with Crede CG III, Ltd

On September 28, 2018 the Group closed a Convertible Loan Agreement (the “Crede Convertible Loan”) with Crede for an amount of USD 3,000,000. The funds were made available on October 31, 2018. The loan bears a 10% p.a. interest rate, payable in arrears on a quarterly basis starting December 31, 2018, and is repayable in WIHN class B shares any time between November 30, 2018 and the maturity date of September 28, 2020, at Crede’s election. Accrued interests are payable, at WISeKey’s sole election, either in cash or in WIHN class B Shares. The conversion price applicable to the prepayment of the principal amount or accrued interest is calculated as 93% of the average of the 2 lowest daily volume-weighted average prices quoted on the SIX Stock Exchange during the 10 Trading Days immediately preceding the relevant conversion date or interest payment date respectively, disregarding any day on which Crede (or its Affiliates or related party) has effected any trade, converted into USD at the exchange rate reported by Bloomberg at 9 a.m. Swiss time on the relevant conversion date or interest payment date.

Due to Crede’s option to convert the loan in part or in full at any time before maturity, the Crede Convertible Loan was assessed as a share-settled debt instrument with an embedded put option. Because the value that Crede will receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Crede Convertible Loan was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

On the date of the agreement, WISeKey signed an option agreement granting Crede the option to acquire up to 408,247 WIHN class B shares at an exercise price of CHF 3.84, exercisable between October 31, 2018 and October 29, 2021. Per the option agreement’s term, the date of grant under US GAAP is October 29, 2018 upon issuance of a Tax Ruling from the Swiss Federal Tax Administration and the Zug tax authority. In line with ASC 470-20-25-2, the proceeds from the convertible debt with a detachable warrant was allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. The option agreement was assessed as an equity instrument and was fair valued at grant for an amount of USD 408,056 using the Black-Scholes model and the market price of WIHN class B shares on the date of grant, October 29, 2018, of CH 3.06. The fair value of the debt was calculated using the discounted cash flow method as USD 2,920,556. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of USD 367,771, and the credit entry was booked in APIC.

In 2020, Crede issued three exercise notices, resulting in the following conversions:

-	On January 10, 2020 for 150,000 WIHN class B shares delivered on January 14, 2020 for a conversion of USD 259,436.

-	On April 03, 2020 for 200,428 WIHN class B shares delivered on April 06, 2020 for a conversion of USD 152,490.

-	On June 15, 2020 for 970,555 WIHN class B shares delivered on June 18, 2020 for a final conversion of USD 816,974.

The loan was fully converted after the last conversion on June 18, 2020. Therefore, there were no outstanding balance on this loan as at December 31, 2020.

For the year to December 30, 2020, the Group recorded a net debt discount amortization expense in the income statement of USD 29,055.

Credit Agreement with ExWorks Capital Fund I, L.P

On April 04, 2019 WISeCoin AG (“WISeCoin”), an affiliate of the Company, signed a credit agreement with ExWorks. Under this credit agreement, WISeCoin was granted a USD 4,000,000 term loan and may add up to USD 80,000 accrued interest to the loan principal, hence a maximum loan amount of USD 4,080,000. The loan bears an interest rate of 10% p.a. payable monthly in arrears. The maturity date of the arrangement is April 04, 2020 therefore all outstanding balances are classified as current liabilities in the balance sheet. ExWorks can elect to have part of or all of the principal loan amount and interests paid either in cash or in WISeCoin Security Tokens (the “WCN Token”) as may be issued by WISeCoin from time to time. As at June 30, 2019, the conversion price is set at CHF 12.42 per WCN Token based on a non-legally binding term sheet.

Under the terms of the credit agreement, WISeCoin is required to not enter into agreements that would result in liens on property, assets or controlled subsidiaries, in indebtedness other than the exceptions listed in the credit agreement, in mergers, consolidations, organizational changes except with an affiliate, contingent and third party liabilities, any substantial change in the nature of its business, restricted payments, insider transactions, certain debt payments, certain agreements, negative pledge, asset transfer other than sale of assets in the ordinary course of business, or holding or acquiring shares and/or quotas in another person other than WISeCoin R&D. Furthermore, WISeCoin is required to maintain its existence, pay all taxes and other liabilities.

Borrowings under the line of credit are secured by first ranking security interests on all material assets and personal property of WISeCoin, and a pledge over the shares in WISeCoin representing 90% of the capital held by the Company. Under certain circumstances, additional security may be granted over the intellectual property rights of WISeCoin and WISeCoin R&D, and the shares held by WISeCoin in WISeCoin R&D.

Total debt issue costs of USD 160,000 were recorded as debt discount and amortized over the duration of the loan.

In the year 2020, WISeKey recorded a total debt amortization charge of USD 8,657 and the debt discount was fully amortized as at December 31, 2020.

As at December 31, 2020, the loan had not been repaid and the outstanding borrowings were USD 4,030,000, meaning that the loan is past due under the terms of the credit agreement with ExWorks. The Company is currently in negotiation with ExWorks regarding a potential sale of its investment in Tarmin, a Company in which ExWorks is also a significant shareholder. It is the view of the management of the Company that the sale of the investment in Tarmin and the repayment of the credit agreement are codependent and therefore the loan will be repaid at such time as the investment is sold. ExWorks continues to charge interest on the loan at the rate of 10% p.a. and has not launched any formal recovery proceedings as of the date of this report.

Credit Agreement with Long State Investment Limited

On December 16, 2019, WISeKey entered into a Convertible Term Loan Facility Agreement (the “LSI Convertible Facility”) with Long State Investment Limited (“LSI”), a Hong Kong-based investment company, to borrow up to CHF 30 million. Under the terms of the LSI Convertible Facility, WISeKey will be able to drawdown individual term loans of up to CHF 500,000 or, if so agreed between the parties, up to CHF 2.5 million at an interest rate of 1.5% p.a., up to an aggregate amount of CHF 30 million over a commitment period of 24 months. LSI will have the right to convert a drawdown tranche into WIHN class B shares or, if so agreed among the parties and permitted by law, into American Depositary Shares (“ADSs”) representing WIHN class B shares, within a period of 21 SIX trading days after each individual drawdown at 95% of the higher of (i) the then prevailing market rate and (ii) the minimum conversion price of CHF 1.80. Any term loan not converted by LSI initially will automatically convert into WIHN class B shares, or ADSs, 20 SIX trading days before the expiration of the commitment period at the applicable conversion price. Under certain circumstances, interest payments may be “paid in kind” by capitalizing such interest and adding to it the aggregate principal balance of the loan outstanding.

Under the arrangement, WISeKey and LSI plan to establish a Joint Venture in Hong Kong in the first quarter of 2020 to focus on business opportunities in Asia. A memorandum of understanding has been executed between WISeKey and LSI to that effect.

Due to LSI’s option to convert the loan in part at each drawdown before maturity, the LSI Convertible Facility was assessed as a debt instrument with an embedded put option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the LSI Convertible Facility will be accounted for as a liability measured at fair value using the discounted cash flow method for each term loan (corresponding to each drawdown).

Total debt issue costs amounting to CHF 56,757 in legal fees and expense allowance were paid by WISeKey in 2019 and 2020, and a commitment fee payable in 400,000 WIHN class B shares was settled on January 23, 2020 with a fair value of CHF 759,200 based on the market price of the WIHN shares at settlement. The debt issue costs and commitment fee will be recorded as a debt discount proportionately to each drawdown. However, as at December 31, 2020, WISeKey had not yet drawn down on the LSI Convertible Facility, therefore, in application of ASC 340-10-S99-1, WISeKey accounted for the debt issue costs of CHF 56,757 and the commitment fee of CHF 759,200 as a deferred asset to be amortized on a straight-line basis over the access period of the LSI Convertible Facility.

In 2020, WISeKey did not make any drawdowns under the LSI Convertible Facility.

The amortization charge for the capitalized costs and fee recognized in APIC amounted to CHF 443,484 (USD 472,754) for the year to December 31, 2020 and the remaining deferred charge balance was CHF 372,473 (USD 421,210) which was all current.

As at December 31, 2020 the outstanding LSI Convertible Facility available was CHF 30.0 million (USD 33.9 million).

Loan Agreements with UBS SA

On March 26, 2020, two members of the Group entered into the Covid loans to borrow funds under the Swiss Government supported COVID-19 Credit Facility with UBS SA. Under the terms of the Agreement, UBS has lent such Group members a total of CHF 571,500. The loans are repayable in full by March 30, 2028, as amended, being the eight anniversary of the date of deposit of the funds by UBS. Semi-annual repayments should start by March 31, 2022 and will be spread on a linear basis over the remaining term. The full repayment of the loans is permitted at any time. The interest rate is determined by Swiss COVID-19 Law and currently the Covid loans carry an interest rate of 0%. There were no fees or costs attributed to the Covid loans and as such there is no debt discount of debt premium associated with the loan facility.

Under the terms of the loans, the relevant companies are required to use the funds solely to cover the liquidity requirements of the Company. In particular, the Company cannot use the funds for the distribution of dividends and directors' fees as well as the repayment of capital contributions, the granting of active loans; refinancing of private or shareholder loans; the repayment of intra-group loans; or the transfer of guaranteed loans to a group company not having its registered office in Switzerland, whether directly or indirectly linked to applicant.

As at December 31, 2020, the outstanding balance on the loans was CHF 571,500 (USD 646,278).

Credit Agreement with Nice & Green SA

On May 18, 2020, the Group entered into the Nice & Green Facility, an Agreement for the Issuance and Subscription of Convertible Notes with Nice & Green pursuant to which WISeKey has the right to draw down up to a maximum of CHF 10 million during a commitment period of 24 months commencing on May 20, 2020, in up to 25 tranches based upon 60% of the traded volume of the WIHN class B share on the SIX Swiss Stock Exchange over the 5 trading days preceding the subscription date. Each tranche is divided into 25 convertible notes that do not bear interest. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN class B shares within a period of 12 months from issuance (the “Nice & Green Conversion Period”). Conversion takes place upon request by Nice & Green during the Nice & Green Conversion Period, but in any case no later than at the expiry of the Nice & Green Conversion Period, at a conversion price of 95% of the lowest daily volume-weighted average price of a WIHN class B share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date.

Due to Nice & Green’s option to convert the loan in part at any time before maturity, and as there is no limit on the number of shares to be delivered, the Nice & Green Facility was assessed as a share-settled debt instrument with an embedded put option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Nice & Green Facility will be accounted for as a liability measured at cost for each term loan (corresponding to each drawdown).

Per the terms of the Nice & Green Facility, WISeKey pays to Nice & Green, in cash, a commitment fee of 5% of the amount of each subscription which will be recorded as a debt discount against each subscription (principal). Nice & Green also undertake to pay to WISeKey an incentive fee equal to 10% of the positive difference between the net capital gain and the net capital loss generated by Nice & Green on the sales of WIHN class B shares. The incentive fee income is recorded in the income statement in other non-operating income (see Note 33).

During the year to December 31, 2020, the Group made a total of six subscriptions under the terms of the agreement as follows:

-	On June 17, 2020 for CHF 1,931,355 (USD 2,029,927 at historical rate).

-	On July 22, 2020 for CHF 1,239,226 (USD 1,333,867 at historical rate).

-	On August 17, 2020 for CHF 2,521,308 (USD 2,783,403 at historical rate).

-	On September 18, 2020 for CHF 1,075,000 (USD 1,181,972 at historical rate).

-	On October 22, 2020 for CHF 1,075,000 (USD 1,184,872 at historical rate).

-	On November 20, 2020 for CHF 1,075,000 (USD 1,179,242 at historical rate).

In 2020, Nice & Green issued a total of eleven conversion notices, resulting in the following conversions:

-	On June 18, 2020 for 2,313,000 WIHN class B shares delivered on June 18, 2020 for a conversion of CHF 1,931,355 (USD 2,030,992 at historical rate).

-	On July 30, 2020 for 676,941 WIHN class B shares delivered on July 30, 2020 for a conversion of CHF 793,105 (USD 869,571 at historical rate).

-	On August 6, 2020 for 346,555 WIHN class B shares delivered on August 6, 2020 for a conversion of CHF 446,121 (USD 489,965 at historical rate).

-	On August 24, 2020 for 115,722 WIHN class B shares delivered on August 24, 2020 for a conversion of CHF 201,705 (USD 221,441 at historical rate).

-	On September 11, 2020 for 143,971 WIHN class B shares delivered on September 11, 2020 for a conversion of CHF 201,705 (USD 221,837 at historical rate).

-	On September 15, 2020 for 427,340 WIHN class B shares delivered on September 15, 2020 for a conversion of CHF 504,262 (USD 555,103 at historical rate).

-	On September 21, 2020 for 427,340 WIHN class B shares delivered on September 21, 2020 for a conversion of CHF 504,262 (USD 550,300 at historical rate).

-	On September 29, 2020 for 927,804 WIHN class B shares delivered on September 29, 2020 for a conversion of CHF 1,008,523 (USD 1,094,600 at historical rate).

-	On October 12, 2020 for 1,081,740 WIHN class B shares delivered on October 12, 2020 for a conversion of CHF 1,175,852 (USD 1,292,574 at historical rate).

-	On November 5, 2020 for 1,158,405 WIHN class B shares delivered on November 5, 2020 for a conversion of CHF 1,075,000 (USD 1,185,993 at historical rate).

-	On November 24, 2020 for 1,069,651 WIHN class B shares delivered on November 24, 2020 for a conversion of CHF 1,075,000 (USD 1,178,545 at historical rate).

During the year to December 31, 2020, debt discount in the amount of CHF 12,101 (USD 12,900) was amortized to the income statement, whilst CHF 433,743 (USD 490,497) was booked to APIC as per ASC 470-02-40-4. There was no unamortized debt discount outstanding at December 31, 2020.

As at December 31, 2020, the outstanding Nice & Green Facility available was CHF 1,083,111 (USD 1,224,832) and there were no unconverted outstanding loan amounts.

New Convertible Loan with Crede CG III, Ltd

On August 07, 2020, WISeKey entered into the New Crede Convertible Loan with Crede for an amount of USD 5 million. The funds were made available on September 23, 2020. The loan bears a 5% p.a. interest rate, payable in arrears on a quarterly basis starting September 30, 2020, and is repayable in WIHN class B shares any time between September 23, 2020 and the maturity date of August 07, 2022, at Crede’s election. Accrued interests are payable, at WISeKey’s sole election, either in cash or in WIHN class B shares. The conversion price applicable to the prepayment of the principal amount or accrued interest is calculated as 92% of the lowest daily volume weighted average share prices quoted on the SIX Stock Exchange during the 10 trading days immediately preceding the relevant conversion date or interest payment date respectively, disregarding any day on which Crede (or its Affiliates or related party) has effected any trade, converted into USD at the exchange rate reported by Bloomberg at 9 a.m. Swiss time on the relevant conversion date or interest payment date.

Due to Crede’s option to convert the loan in part or in full at any time before maturity, the New Crede Convertible Loan was assessed as a share-settled debt instrument with an embedded put option. Because the value that Crede will receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the New Crede Convertible Loan was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

On the date of the New Crede Convertible Loan, WISeKey signed an option agreement granting Crede the option to acquire up to 1,675,885 WIHN class B shares at an exercise price set initially at CHF 1.65 but revised down to CHF 1.375 in an amendment signed by both parties on September 18, 2020, exercisable between September 24, 2020 and September 14, 2023. Per the option agreement’s term, the date of grant under US GAAP is September 14, 2020 upon issuance of a Tax Ruling from the Swiss Federal Tax Administration and the Zug tax authority. In line with ASC 470-20-25-2, the proceeds from the convertible debt with a detachable warrant was allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. The option agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 866,046 using the Black-Scholes model and the market price of WIHN class B shares on the date of the amendment, September 18, 2020, of CHF 1.25. The fair value of the debt was calculated using the discounted cash flow method as USD 5,387,271. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of USD 692,469, and the credit entry was booked in APIC.

In 2020, Crede issued two exercise notices under the New Crede Convertible Loan, resulting in the following conversions:

-	On November 20, 2020 for 220,143 WIHN class B shares delivered on November 25, 2020 for a conversion of USD 219,680.

-	On December 18, 2020 for 549,190 WIHN class B shares delivered on December 23, 2020 for a conversion of USD 565,200.

As at December 31, 2020, the principal amount outstanding under the New Crede Convertible Loan was USD 4,215,120, with unamortized debt discount of USD 504,855. For the year to December 31, 2020, the Group recorded a net debt discount amortization expense in the income statement of USD 90,901.

Credit Agreement with GLOBAL TECH OPPORTUNITIES 8

On December 08, 2020, WISeKey entered into the GTO Facility, an Agreement for the Issuance and Subscription of Convertible Notes with GTO, pursuant to which GTO commits to grant a loan to WISeKey for up to a maximum amount of CHF 15.5 million divided into tranches of variable sizes, during a commitment period of 18 months ending June 09, 2022. The dates and amounts of the first 3 tranches were agreed in advance in the GTO Facility agreement; for the remaining facility, GTO has the right to request the subscription of 2 tranches, all other tranches are to be subscribed for by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of CHF 10,000 each that do not bear interest. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN class B shares within a period of 12 months from issuance (the “GTO Conversion Period”). Conversion takes place upon request by GTO during the GTO Conversion Period, but in any case no later than at the expiry of the GTO Conversion Period, at a conversion price of the higher of (i) CHF 0.05 and (ii) 97% of the average of the 5 lowest closing volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 20 trading days preceding the relevant conversion date.

Due to GTO’s option to convert the loan in part or in full at any time before maturity, the GTO Facility was assessed as a share-settled debt instrument with an embedded put option. Because the value that GTO will receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the GTO Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of commitment fee of CHF 697,500, representing 4.5% of the maximum GTO Facility, were due to GTO at inception, payable throughout the commitment period but no later than June 08, 2022. At inception on December 08, 2020, in application of ASC 340-10-S99-1, WISeKey accounted for the debt issue costs of and the commitment fee of CHF 697,500 as a deferred asset to be amortized on a straight-line basis over the commitment period (access period) of the GTO Facility. Upon subscription of each tranche, the debt issue costs and commitment fee are recorded as a debt discount proportionately to each tranche amount.

Additionally, per the terms of the GTO Facility, upon each tranche subscription, WISeKey will grant GTO the option to acquire WIHN class B shares at an exercise price of the higher of (a) 120% of the 5-trading day VWAP of the WIHN class B shares on the SIX Swiss Stock Exchange over the 5 trading days immediately preceding the relevant subscription request and (b) CHF 1.50 (the “GTO Warrant Exercise Price”). The number of options granted at each tranche subscription is calculated as 15% of the principal amount of each Tranche divided by the GTO Warrant Exercise Price. Each warrant agreement has a 5-year exercise period starting on the relevant subscription date. In line with ASC 470-20-25-2, for each subscription, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the option agreement is fair valued at grant using the Black-Scholes model and the market price of WIHN class B shares on the date of the subscription. The fair value of the debt is calculated using the discounted cash flow method.

During the year to December 31, 2020, the Group made a total of three subscriptions under the terms of the GTO Facility as follows:

-	On December 09, 2020 for convertibles notes in the amount CHF 750,000 (USD 842,302 at historical rate). The funds were received on December 11, 2020. On December 09, 2020, in line with the terms of the GTO Facility, WISeKey issued GTO with 75,000 warrants on WIHN class B shares at an exercise price of CHF 1.50. The option agreement was assessed as an equity instrument and was fair valued at grant at an amount of CHF 30,000 (USD 33,692) using the Black-Scholes model and the market price of WIHN class B shares on the date of grant of CHF 0.99. The fair value of the debt was calculated using the discounted cash flow method as CHF 726,445 (USD 815,848). Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of CHF 29,744 (USD 33,405), and the credit entry was booked in APIC.

-	On December 21, 2020 for convertibles notes in the amount CHF 1,750,000 (USD 1,975,678 at historical rate). The funds were received on December 28, 2020. On December 21, 2020, in line with the terms of the GTO Facility, WISeKey issued GTO with 175,000 warrants on WIHN class B shares at an exercise price of CHF 1.50. The option agreement was assessed as an equity instrument and was fair valued at grant at an amount of CHF 78,750 (USD 88,906) using the Black-Scholes model and the market price of WIHN class B shares on the date of grant of CHF 1.065. The fair value of the debt was calculated using the discounted cash flow method as CHF 1,695,038 (USD 1,913,628). Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of CHF 76,773 (USD 86,674), and the credit entry was booked in APIC.

-	On December 24, 2020 for convertibles notes in the amount CHF 2,160,000 (USD 2,422,792 at historical rate). The funds were received on December 31, 2020. On December 24, 2020, in line with the terms of the GTO Facility, WISeKey issued GTO with 216,000 warrants on WIHN class B shares at an exercise price of CHF 1.50. The option agreement was assessed as an equity instrument and was fair valued at grant at an amount of CHF 103,680 (USD 116,294) using the Black-Scholes model and the market price of WIHN class B shares on the date of grant of CHF 1.105. The fair value of the debt was calculated using the discounted cash flow method as CHF 2,118,422 (USD 2,376,156). Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of CHF 100,782 (USD 113,043), and the credit entry was booked in APIC.

During the year to December 31, 2020, GTO issued a total of five conversion notices, resulting in the following conversions:

-	On December 14, 2020 for 50,607 WIHN class B shares delivered on December 18, 2020 for a conversion of CHF 50,000 (USD 56,487).

-	On December 18, 2020 for 102,986 WIHN class B shares delivered on December 23, 2020 for a conversion of CHF 100,000 (USD 112,582).

-	On December 21, 2020 for 205,973 WIHN class B shares delivered on December 28, 2020 for a conversion of CHF 200,000 (USD 224,801).

-	On December 23, 2020 for 205,973 WIHN class B shares delivered on December 28, 2020 for a conversion of CHF 200,000 (USD 224,801).

-	On December 29, 2020 for 205,973 WIHN class B shares delivered on December 30, 2020 for a conversion of CHF 200,000 (USD 226,444).

We note that GTO sent a conversion notice on December 30, 2020 for 1,802,265 WIHN class B shares representing a conversion of CHF 1,750,000 (USD 1,978,980 at closing rate). The shares were not delivered by December 31, 2020.

During the year to December 31, 2020, a debt discount charge of CHF 4,483 (USD 4,779) and deferred charges in the amount of CHF 28,724 (USD 30,620) were amortized to the income statement, and commitment fees of CHF 62,243 (USD 66,351) were booked to APIC as per ASC 470-02-40-4.

As at December 31, 2020 the outstanding GTO Facility available was CHF 10,840,000 (USD 12,258,371). Convertible notes in an aggregate amount of CHF 3,910,000 (USD 4,421,608) remained unconverted and the unamortized debt discount balance was CHF 352,912 (USD 399,089), hence a carrying value of CHF 3,557,088 (USD 4,022,519). as at December 31, 2020. The deferred charge balance was CHF 489,437 (USD 553,478).